Additional Information About the Consolidated Statement of Comprehensive Income - Schedule of Depreciation and Amortisation on Tangible and Intangible Assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Comprehensive income [abstract]
Research and development costs	€ 707	€ 689	€ 691
General administrative costs	142	127	113
Cost of sales	17	9	8
Sales and marketing	18	6
Depreciation and amortisation expense	884	831	812
Wages and salaries	11,349	5,753	3,557
Social security charges	1,627	908	482
Costs for pension schemes	66	33	34
Total	€ 13,042	€ 6,694	€ 4,073